Fair Value (Schedule Of Face And Fair Value Of Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	$ 6,600	$ 6,500
Face Value	2,758,800	2,678,800
Fair Value	3,370,588	3,031,140
Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	6,006	6,156
Face Value	1,878,800	1,803,800
Fair Value	2,377,973	2,139,758
Fixed Rate [Member]
Debt Instrument [Line Items]
Face Value	2,683,800	2,523,800
Fair Value	3,295,588	2,876,140
Fixed Rate [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Face Value	1,803,800	1,713,800
Fair Value	2,302,973	2,049,758
Variable Rate [Member]
Debt Instrument [Line Items]
Face Value	75,000	155,000
Fair Value	75,000	155,000
Variable Rate [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Face Value	75,000	90,000
Fair Value	$ 75,000	$ 90,000